UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 836	$ 736
Financial assets	115	80
Accounts and other receivable, net	2,016	2,303
Inventory, net	706	635
Other assets	1,012	1,126
Current Assets	4,685	4,880
Non-Current Assets
Financial assets	521	417
Accounts and other receivable, net	967	888
Other assets	395	340
Property, plant and equipment	3,750	3,765
Deferred income tax assets	565	626
Intangible assets	9,082	9,295
Equity accounted investments	249	251
Goodwill	6,712	6,914
Assets	26,926	27,376
Current Liabilities
Accounts payable and other	4,214	4,333
Loan payable to Brookfield Business Partners	0	228
Non-recourse borrowings in subsidiaries of the company	1,429	415
Exchangeable and class B shares	1,257	1,237
Current Liabilities	6,900	5,985
Non-Current Liabilities
Accounts payable and other	3,179	3,306
Non-recourse borrowings in subsidiaries of the company	11,742	12,498
Deferred income tax liabilities	1,405	1,516
Liabilities	23,226	23,305
Equity
Brookfield Business Partners	327	359
Non-controlling interests	3,373	3,712
Equity	3,700	4,071
Liabilities and Equity	$ 26,926	$ 27,376